Long-Term Debt, net	12 Months Ended
Dec. 31, 2025
Long-Term Debt, net
Long-Term Debt, net

10. Long-Term Debt, net

Long-term debt consisted of the following (in thousands of US$):

	Balance as of	Balance as of
Credit Facility	December 31, 2025	December 31, 2024
BNP Paribas/Credit Agricole $130 mil. Facility	$—	$86,200
Alpha Bank $55.25 mil. Facility	—	40,250
Syndicated $450.0 mil. Facility	335,210	355,330
Citibank $382.5 mil. Revolving Credit Facility	—	—
Syndicated $850.0 mil. Facility	—	—
JOLCO Phoebe Facility	79,806	—
JOLCO Greenhouse Facility	—	—
Senior unsecured notes	762,766	262,766
Total long-term debt	$1,177,782	$744,546
Less: Deferred finance costs (long term portion)	(17,032)	(9,763)
Less: Unamortized debt discount	(3,226)	—
Less: Current portion, gross of deferred finance costs	(285,448)	(35,220)
Total long-term debt net of current portion and long term portion of deferred finance costs	$872,076	$699,563

Secured Credit Facilities:

Syndicated $850.0 mil. Facility

In February 2025, the Company entered into a syndicated loan facility agreement for a maximum principal amount of up to $850.0 million (the “Syndicated $850.0 mil. Facility”), to finance a portion of the purchase price of 14 newbuilding container vessels. The facility is expected to be drawn upon delivery of each vessel in separate tranches. Each vessel tranche is repayable in 20 equal quarterly instalments of approximately $0.8 million per tranche followed by a final payment on the fifth anniversary of each vessel’s tranche of between $42.4 million and $46.7 million per tranche up to December 2033. The facility bears interest at SOFR plus a margin of 1.65% and commitment fee of 0.50%.

JOLCO Phoebe Facility

In October 2025, the Company entered into a Japanese Operating Lease with Call Option (“JOLCO Phoebe Facility”) structure to finance the container vessel Phoebe (previously financed and mortgaged under the Syndicated $450.0 million Facility). Although legal title to the vessel was transferred to the lessor as part of the arrangement, the transaction did not qualify as a sale under the sale-leaseback guidance in ASC 842 (which incorporates the sale criteria in ASC 606) and is therefore accounted for as a financing arrangement in accordance with ASC 470. The facility provides total funding of up to $80.0 million and has an eight-year term. The facility includes a call option that allows the Company to repurchase the vessel at specified dates during the term of the arrangement. On October 30, 2025, the Company received the full $80.0 million in proceeds, which was recognized as a financing liability. The vessel continues to be recognized under “Fixed assets, net” on the Company’s consolidated balance sheets and to be depreciated over its remaining useful life.

10. Long-Term Debt, net (Continued)

Secured Credit Facilities (Continued):

JOLCO Greenhouse Facility

In December 2025, the Company entered into a Japanese operating lease agreement (the “JOLCO Greenhouse Facility”) with a call option for a total facility of up to $80.0 million, with the purpose of financing the container vessel Greenhouse. Although legal title to the vessel was transferred to the lessor as part of the arrangement, the transaction did not qualify as a sale under the sale-leaseback guidance in ASC 842 (which incorporates the sale criteria in ASC 606) and is therefore accounted for as a financing arrangement in accordance with ASC 470. The facility provides total funding of up to $80.0 million and has an eight-year term. The facility includes a call option that allows the Company to repurchase the vessel at specified dates during the term of the arrangement. On January 15, 2026, the Company drew down the full amount of $80.0 million (Note 21). The vessel will continue to be recognized under “Fixed assets, net” on the Company’s consolidated balance sheets and to be depreciated over its remaining useful life.

Syndicated $450.0 mil. Facility

In March 2024, the Company entered into a syndicated secured loan facility agreement providing for a maximum principal amount of up to $450.0 million (the “Syndicated $450.0 mil. Facility”). The facility was initially secured by eight of the Company’s container vessels, including the vessel Greenhouse, which was under construction and delivered to the Company in the fourth quarter of 2025. In September 2025, the Company submitted a cancellation notice to the bank related to the undrawn $44.0 million tranche for this vessel. In connection with this cancellation, the Company recorded a loss on debt extinguishment of $1.1 million, representing the write-off of unamortized deferred financing costs and commitment fee charges associated with the undrawn portion of the facility.

The facility was structured in separate vessel tranches, each drawn upon delivery of the respective vessel. As of December 31, 2025, all seven remaining vessel tranches had been fully utilized. Each drawn vessel tranche is repayable in 20 equal quarterly instalments ranging from $0.6 million to $0.9 million per tranche, followed by a balloon payment due on the fifth anniversary of each tranche, ranging from $31.8 million to $45.5 million, with final maturities extending through September 2030. Borrowings under the facility bear interest at SOFR plus a margin of 1.85% and are subject to a commitment fee of 0.74% on undrawn amounts. On October 1, 2025, the Company prepaid the outstanding principal amount of $42.78 million related to the newbuilding vessel Phoebe, which had been drawn in January 2025. In connection with this prepayment, unamortized deferred financing costs of $0.7 million were written off and recognized as “Loss on debt extinguishment, net” in the Consolidated Statements of Income. In February 2026, the Company notified the bank that, on March 2, 2026, together with the quarterly installments for the tranches relating to the vessels Catherine C. Greenland, Interasia Accelerate, and Interasia Amplify, it would also prepay in full the outstanding principal amounts of these tranches (Note 21).

BNP Paribas/Credit Agricole $130 mil. Facility

In June 2022, the Company put in place a $130.0 million senior secured term loan facility with BNP Paribas and Credit Agricole (the “BNP Paribas/Credit Agricole $130 mil. Facility”), which is secured by six 5,466 TEU sister vessels acquired in 2021. The facility is repayable in eight quarterly instalments of $5.0 million followed by twelve quarterly instalments of $1.9 million, together with a balloon payment of $67.2 million payable at maturity of the facility’s five year term in June 2027. The facility bears interest at SOFR plus a margin of 2.16% as adjusted by the sustainability margin adjustment. On December 1, 2025, the Company early prepaid the outstanding principal amount of $78.6 million under the BNP Paribas/Credit Agricole $130.0 million Facility. In connection with this prepayment, unamortized deferred financing costs of $0.6 million were written off and recognized as “Loss on debt extinguishment, net” in the Consolidated Statements of Income.

Citibank $382.5 mil. Revolving Credit Facility

In December 2022, the Company early extinguished the remaining $437.75 million outstanding under the Citibank/NatWest $815.0 million facility and replaced it with a $382.5 mil. Revolving Credit Facility with Citibank (the “Citibank $382.5 mil. Revolving Credit Facility”) and with Alpha Bank $55.25 mil. Facility (as defined below). As of December 31, 2025, no amounts were drawn down under Citibank $382.5 mil. Revolving Credit Facility. The Citibank $382.5 million Revolving Credit Facility is a reducing facility and is repayable over five years through 20 quarterly commitment reductions of $11.25 million each, followed by a final reduction of $157.5 million at maturity in December 2027. Borrowings under this facility bear interest at SOFR plus a margin of 2.0%, and a commitment fee of 0.8% is payable on the undrawn portion. The facility is secured by sixteen of the Company’s vessels.

10. Long-Term Debt, net (Continued)

Secured Credit Facilities (Continued):

Alpha Bank $55.25 mil. Facility

In December 2022, the Company entered into a $55.25 million secured credit facility with Alpha Bank, which was fully utilized (the “Alpha Bank $55.25 mil. Facility”). The Alpha Bank $55.25 mil. Facility was repayable over five years in 20 consecutive quarterly installments of $1.875 million each, with a balloon payment of $17.75 million due at maturity in December 2027. This facility bore interest at SOFR plus a margin of 2.3% and was secured by two of the Company’s vessels. On December 1, 2025, the Company early prepaid the outstanding principal amount of $32.8 million under the Alpha Bank $55.25 mil. Facility. In connection with this prepayment, unamortized deferred financing costs of $0.1 million were written off and recognized as “Loss on debt extinguishment, net” in the Consolidated Statements of Income.

The Citibank $382.5 mil. Revolving Credit Facility and Syndicated $450.0 million Facility contain a requirement to maintain minimum fair market value of collateral vessels to loan value coverage of 120%. Additionally, the Citibank $382.5 mil. Revolving Credit Facility, Syndicated $450.0 million Facility and JOLCO facilities require the Company to maintain the following financial covenants:

(i)	minimum liquidity of $30.0 million;
(ii)	maximum consolidated debt (less cash and cash equivalents) to consolidated EBITDA ratio of 6.5x; and
(iii)	minimum consolidated EBITDA to net interest expense ratio of 2.5x.

Each of the secured credit facilities are collateralized by first preferred mortgages over the vessels financed, general assignment of all hire freights, income and earnings, the assignment of their insurance policies, as well as any proceeds from the sale of mortgaged vessels, stock pledges and benefits from corporate guarantees (as noted below, the Company’s senior unsecured notes are not collateralized). The Company was in compliance with the financial covenants contained in the credit facilities agreements as of December 31, 2025 and 2024, respectively. Twenty - four of the Company’s vessels having a net carrying value of $1,736.3 million as of December 31, 2025, were subject to first preferred mortgages as collateral to the Company’s credit facilities.

As of December 31, 2025, there was a $247.5 million remaining borrowing availability under the Company’s Citibank $382.5 million Revolving Credit Facility, $850.0 million under the Syndicated $850.0 mil. Facility and $80.0 million under the JOLCO Greenhouse Facility.

Unsecured Credit Facilities:

6.875% Senior Unsecured Notes Due 2032

On October 16, 2025, the Company issued in a private placement, $500.0 million aggregate principal amount of 6.875% senior unsecured notes due 2032 (the “6.875% Senior Notes”). The 6.875% Senior Notes were issued at a price of 99.335% of par, resulting in gross proceeds of $496.7 million. The 6.875% Senior Notes mature on October 15, 2032 and bear interest at a rate of 6.875% per annum, payable semiannually in arrears March 1 and September 1, beginning March 1, 2026. The Notes were recorded at their initial carrying amount, which consisted of the cash proceeds received, net of the original issue discount. The Company is amortizing the original issue discount over the term of the 6.875% Senior Notes using the effective interest method. The amount of $12.8 million of bond issuance costs were deferred over the life of the bond and recognized through the effective interest method. Interest expense related to the 6.875% Senior Notes for the year ended December 31, 2025 was approximately $7.1 million, which includes amortization of the original issue discount and amortization of debt issuance costs.

The Company may redeem some or all of the 6.875% Senior Notes at any time or from time to time for cash: (i) prior to October 15, 2028, at 100.000% of the principal amount of such notes, plus an applicable make-whole premium and accrued and unpaid interest; (ii) on or after October 15, 2028 and prior to October 15, 2029, at 103.438% of the principal amount, plus accrued and unpaid interest; (iii) on or after October 15, 2029 and prior to October 15, 2030, at 101.719% of the principal amount, plus accrued and unpaid interest; and (iv) on or after October 15, 2030 and prior to maturity, at 100.000% of the principal amount, in each case plus accrued and unpaid interest to, but not including, the redemption date.

10. Long-Term Debt, net (Continued)

Unsecured Credit Facilities (Continued):

6.875% Senior Unsecured Notes Due 2032 (Continued)

Subject to certain conditions, at any time and from time to time prior to October 15, 2028, the Company may redeem up to 40% of the original aggregate principal amount of the 6.875% Senior Notes with the net cash proceeds of public equity offerings of the Company and certain equity contributions at a redemption price of 106.875% of the principal amount, plus accrued and unpaid interest, if any, to but excluding the redemption date; provided that at least 60% of the original aggregate principal amount of the 6.875% Senior Notes remains outstanding.

8.500% Senior Unsecured Notes Due 2028

On February 11, 2021, the Company issued in a private placement, $300.0 million aggregate principal amount of senior unsecured notes, which bear interest at a fixed rate of 8.500% per annum and mature on March 1, 2028 (the “8.500% Senior Notes”). At any time on or after March 1, 2026 the Company may elect to redeem all or any portion of the notes, respectively, at a price equal to 100%, of the principal amount being redeemed. In December 2022, the Company repurchased $37.2 million aggregate principal amount of its unsecured senior notes in a privately negotiated transaction. Interest payments on the notes are payable semi-annually commencing on September 1, 2021. In addition, $9.0 million of bond issuance costs were deferred and are recognized over the life of the bond through the effective interest method. Interest expense related to the 8.500% Senior Notes for the year ended December 31, 2025 was approximately $22.3 million, which includes amortization of debt issuance costs. The Company will redeem the 8.500% Senior Notes on March 2, 2026 (Note 21) and the remaining outstanding principal balance of $262.8 million and the unamortized deferred issuance costs of $2.4 million, were classified as “Current portion of long - term debt, net” in the Consolidated Balance Sheet as of December 31, 2025.

Principal Payments of Secured and Unsecured Credit Facilities:

The scheduled debt maturities of long-term debt subsequent to December 31, 2025, are as follows (in thousands of US$):

Principal
Payments due by year ending:	repayments
December 31, 2026	$285,448
December 31, 2027	23,362
December 31, 2028	23,535
December 31, 2029	278,467
December 31, 2030	3,821
December 31, 2031 and thereafter	563,149
Total long-term debt	$1,177,782

Interest and finance costs:

The amounts of “Interest and finance costs” included in the Consolidated Income Statements are analyzed as follows in thousands of US$):

	Years ended December 31,
	2025	2024	2023
Interest on secured and unsecured credit facilities	$60,919	$45,350	$35,664
Less: Interest capitalized	(21,564)	(21,491)	(17,402)
Amortization of debt issuance costs & debt discount	3,487	2,326	2,201
Interest and finance costs	$42,842	$26,185	$20,463

10. Long-Term Debt, net (Continued)

Interest and finance costs (Continued):

In May 2023, the Company early repaid in full the outstanding leaseback obligation to Oriental Fleet related to the vessels Hyundai Honour and Hyundai Respect. In connection with the described prepayments and the refinancing of certain credit facilities, the Company recognized $2.5 million, nil, and $2.3 million under “Loss on debt extinguishment, net” in the Consolidated Statements of Income for the years ended December 31, 2025, 2024, and 2023, respectively. These amounts relate to the write-off of unamortized debt issuance costs, commitment fees and other expenses incurred in connection with the aforementioned prepayments.

The weighted-average interest rate on long-term borrowings was 6.9%, 7.7% and 7.8% for the years ended December 31, 2025, 2024, and 2023, respectively.